Fair value measurement - Summary of Financial Instruments Measured At Fair Value (Level 3) (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2021	€ 219,400	€ 121,666	€ 121,666
Fair value gains on purchase options	3,856	230	2,900	€ 0	€ 0
Transfer of warrant liabilities into level 1	(20,567)
Carrying amount at December 31, 2021	371,932		219,400	121,666
Level 3 of fair value hierarchy [member] | Purchase Options [Member]
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2021	30,400	€ 0	0
Fair value gains on purchase options	3,856
Derecognition of substantive purchase option	(34,256)
Exercise of purchase option	0
Option premium paid for purchase options			1,500
Fair value gain recognized as a share premium contribution			26,000
Fair value gains/(losses) recognized in other income/(expenses)			2,900
Carrying amount at December 31, 2021	0		30,400	€ 0
Level 3 of fair value hierarchy [member] | Warrant Liability [Member]
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Carrying amount at January 1, 2021	0
Carrying amount at December 31, 2021	0		€ 0
Level 3 of fair value hierarchy [member] | Warrant Liability [Member] | Public Warrants [Member]
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Fair value gains on purchase options	(14,546)
Assumed as part of the SPAC Transaction	21,259
Transfer of warrant liabilities into level 1	(6,713)
Level 3 of fair value hierarchy [member] | Warrant Liability [Member] | Private Warrants [Member]
Disclosure Of Movement In Financial Assets Measured At Fair Value Using Significant Unboservable Input [Line Items]
Fair value gains on purchase options	(7,139)
Assumed as part of the SPAC Transaction	20,993
Transfer of warrant liabilities into level 1	€ (13,854)